K&L GATES

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street NW

Washington, DC  20006-1600

T 202.778.9000

www.klgates.com

June 14, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:

First Investors Tax Exempt Funds – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of First Investors Tax Exempt Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement relates to the reorganizations of the First Investors Florida Insured Tax Exempt Fund and First Investors Insured Intermediate Tax Exempt Fund into the First Investors Insured Tax Exempt Fund, each a series of the Trust.  Shareholders are not required to approve the reorganizations, which are expected to close on or about August 10, 2007.  Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after filing.

This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.  If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9422.

Sincerely,

/s/ Arun Murthy

Arun Murthy

cc:

Ruta M. Carroll

  First Investors Management Company, Inc.

Francine J. Rosenberger

  Kirkpatrick & Lockhart Preston Gates Ellis LLP